Earnings per share (Details 2) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Weighted average number of ordinary shares diluted
Weighted average number of ordinary shares (basic)	182,468,672	179,533,536	179,180,285
Effect of stock options (Note 1)	4,547,365	1,682,469	1,462,892
Weighted average number of equity shares outstanding (diluted)	187,016,037	181,216,005	180,643,177